Grant Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Revenue [abstract]
Grant revenue

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
ARENA grant	$—	$—	$1,001
R&D tax credit recoveries	—	651	753
	$—	$651	$1,754

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Refundable R&D tax offset for the year	$—	$651	$753
R&D Tax credit recoveries recognised as grant income	$—	$651	$753